BANK LOANS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
BANK LOANS

9. BANK LOANS

Bank loans represent the amounts due to various banks that are due within and over one year. As of June 30,2024 and December 31, 2023, bank loans consisted of the following:

	June 30, 2024	December 31, 2023
Short-term bank loans:
Loan from Bank of Jiangsu (1)	$38,529	$39,437
Loan from China Construction Bank (3)	249,064	$254,933
Loan from Shenzhen Qianhai Weizhong Bank (2)	121,092	123,945
	$408,685	$418,315

(1)	On July 7, 2021, Meiwu Shenzhen entered into a loan agreement with Bank of Jiangsu to borrow $47,054 as working capital for one year, with maturity date of July 7, 2022. The loan bears a fixed interest rate of 7.1775% per annum. On July 30, 2022, Meiwu Shenzhen entered into a loan agreement with Bank of Jiangsu to borrow $43,496 as working capital for one year, with maturity date of July 30, 2023. The loan bears a fixed interest rate of 7.134% per annum. The maturity date of this loan is extended to October 31, 2023.

(2)	On September 16, 2021, Meiwu Shenzhen entered into a loan agreement with Shenzhen Qianhai Weizhong Bank to borrow $414,072 as working capital for two years, with maturity date of September 16, 2023. The loan bears a fixed interest rate of 8.46% per annum. The loan is guaranteed by Mr. Changbin Xia, for whom the chief executive officer of Meiwu Shenzhen. The maturity date of this loan is extended to March 16, 2024

(3)	On January 6, 2022, Meiwu Shenzhen entered into a loan agreement with China Construction Bank to borrow $217,045 as working capital for one year, with maturity date of January 6, 2023. The loan bears a fixed interest rate of 4.0525% per annum. And the maturity date of this loan is extended to April 16, 2023.On October 14, 2022, Meiwu Shenzhen entered into a loan agreement with China Construction Bank to borrow $71,768 as working capital for one year, with maturity date of October 14, 2023. The loan bears a fixed interest rate of 3.90% per annum.

Due to (1), (2) and (3) breach of the covenant, the banks are contractually entitled to request for immediate repayment of the outstanding loans amount of $408,685. The outstanding balance are presented as a current liabilities as of June 30, 2024.

As of the date when these consolidated financial statements were approved by the management, management is in the process of renegotiating the terms of the loans arrangement with the banks and expects that a revised loan agreement will be in place after the financial year end.

9. BANK LOANS

Bank loans represent the amounts due to various banks that are due within and over one year. As of December 31, 2023 and 2022, bank loans consisted of the following:

	December 31, 2023	December 31, 2022
Short-term bank loans:
Loan from Bank of Jiangsu (1)	$39,437	$43,496
Loan from China Construction Bank (3)	254,933	$288,813
	294,370	332,309
Long-term bank loan:
Loan from Shenzhen Qianhai Weizhong Bank (2)	123,945	218,722
	$418,315	$551,031

(1)	On July 7, 2021, Meiwu Shenzhen entered into a loan agreement with Bank of Jiangsu to borrow $47,054 as working capital for one year, with maturity date of July 7, 2022. The loan bears a fixed interest rate of 7.1775% per annum. On July 30, 2022, Meiwu Shenzhen entered into a loan agreement with Bank of Jiangsu to borrow $43,496 as working capital for one year, with maturity date of July 30, 2023. The loan bears a fixed interest rate of 7.134% per annum. The maturity date of this loan is extended to October 31, 2023.

(2)	On September 16, 2021, Meiwu Shenzhen entered into a loan agreement with Shenzhen Qianhai Weizhong Bank to borrow $414,072 as working capital for two years, with maturity date of September 16, 2023. The loan bears a fixed interest rate of 8.46% per annum. The loan is guaranteed by Mr. Changbin Xia, for whom the chief executive officer of Meiwu Shenzhen. The maturity date of this loan is extended to March 16, 2024

(3)	On January 6, 2022, Meiwu Shenzhen entered into a loan agreement with China Construction Bank to borrow $217,045 as working capital for one year, with maturity date of January 6, 2023. The loan bears a fixed interest rate of 4.0525% per annum. And the maturity date of this loan is extended to April 16, 2023.On October 14, 2022, Meiwu Shenzhen entered into a loan agreement with China Construction Bank to borrow $71,768 as working capital for one year, with maturity date of October 14, 2023. The loan bears a fixed interest rate of 3.90% per annum.